Shareholder Report, Holdings (Details)	May 31, 2024
Class J | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class J | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class J | Apple, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class J | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class J | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class J | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class J | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class J | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class J | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class J | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class J | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Class J | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class J | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class J | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class J | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class J | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class J | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class J | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class J | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class R | Apple, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class R | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class R | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class R | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I | Apple, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class Y | Apple, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Y | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Y | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Y | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class Y | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Y | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%